Profit Interest Units of SIS Holdings LP (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of activity in PIU awards granted
	Number of units	Weighted- average grant date fair value
Outstanding at December 31, 2019	261,759	$87.13
Forfeited	(8,375)	(87.32)
Outstanding at December 31, 2020	253,384	87.12
Forfeited	(3,348)	(85.94)
Outstanding at December 31, 2021	250,036	$87.14

Schedule of equity based compensation costs
	2021	2020
Cost of revenue	$504	$503
Sales and marketing	1,844	2,211
Research and development	359	360
General and administrative	753	1,161
Total	$3,460	$4,235